Equity - Shares Rollforward (Details) - shares shares in Thousands		12 Months Ended
	Apr. 04, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share Capital [Roll Forward]
Issuance of ordinary shares in relation to the PIPE Agreements (in shares)	29,482
Ordinary Shares
Share Capital [Roll Forward]
Number of shares as of January 1 (in shares)		126,100	126,100	118,309
Issuance of restricted shares (in shares)		0	0	7,791
Issuance of ordinary shares in relation to the Merger Agreement (in shares)		88,643	0	0
Issuance of ordinary shares in relation to the PIPE Agreements (in shares)		29,482	0	0
Reacquisition of restricted shares due to forfeiture (in shares)		(274)	0	0
Issuance of ordinary shares in relation to exercise of share options (in shares)		1	0	0
Issuance of ordinary shares in relation to vesting of restricted stock units (in shares)		259	0	0
Number of shares as of December 31 (in shares)		244,211	126,100	126,100
Series C Preferred Shares
Share Capital [Roll Forward]
Number of shares as of January 1 (in shares)		75,025	75,025	75,025
Repurchase of Series C preferred shares		(75,025)	0	0
Number of shares as of December 31 (in shares)	75,025	0	75,025	75,025